Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Available-for-sale and held-to-maturity securities [Table Text Block]
Investment securities as of the balance sheet dates consisted of the following:

December 31, 2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
Available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$4,500	$22	$(3)	$4,519
Agency mortgage-backed	1,343	36	—	1,379
State and political subdivisions	9,803	664	(5)	10,462
Corporate	3,294	28	(22)	3,300
Total debt securities	18,940	750	(30)	19,660
Marketable equity securities	746	66	(15)	797
Mutual funds	173	—	—	173
Total	$19,859	$816	$(45)	$20,630
Held-to-maturity
U.S. Government-sponsored enterprises	$5,496	$3	$(22)	$5,477

December 31, 2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
Available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$17,456	$99	$(18)	$17,537
Agency mortgage-backed	3,326	61	(1)	3,386
State and political subdivisions	11,813	1,018	(1)	12,830
Corporate	8,127	179	(13)	8,293
Total debt securities	40,722	1,357	(33)	42,046
Marketable equity securities	746	39	(12)	773
Mutual funds	135	—	—	135
Total	$41,603	$1,396	$(45)	$42,954
Held-to-maturity
U.S. Government-sponsored enterprises	$4,000	$1	$(3)	$3,998

Schedule of Unrealized Loss on Investments [Table Text Block]
Information pertaining to all investment securities with gross unrealized losses as of the balance sheet dates, aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

December 31, 2012	Less Than 12 Months		12 Months and Over		Total
	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
	(Dollars in thousands)
Debt securities:
U.S. Government-sponsored enterprises	$4,472	$(25)	$—	$—	$4,472	$(25)
State and political subdivisions	345	(5)	—	—	345	(5)
Corporate	2,266	(22)	—	—	2,266	(22)
Total debt securities	7,083	(52)	—	—	7,083	(52)
Marketable equity securities	91	(7)	42	(8)	133	(15)
Total	$7,174	$(59)	$42	$(8)	$7,216	$(67)

December 31, 2011	Less Than 12 Months		12 Months and Over		Total
	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
	(Dollars in thousands)
Debt securities:
U.S. Government-sponsored enterprises	$7,389	$(21)	$—	$—	$7,389	$(21)
Agency mortgage-backed	—	—	361	(1)	361	(1)
State and political subdivisions	347	(1)	—	—	347	(1)
Corporate	3,075	(13)	—	—	3,075	(13)
Total debt securities	10,811	(35)	361	(1)	11,172	(36)
Marketable equity securities	193	(7)	10	(5)	203	(12)
Total	$11,004	$(42)	$371	$(6)	$11,375	$(48)

Investments Classified by Contractual Maturity Date [Table Text Block]
The amortized cost and estimated fair value of debt securities by contractual scheduled maturity as of December 31, 2012, were as follows:

	Amortized Cost	Fair Value
	(Dollars in thousands)
Available-for-sale
Due in one year or less	$690	$696
Due from one to five years	3,365	3,418
Due from five to ten years	4,966	5,154
Due after ten years	8,576	9,013
	17,597	18,281
Agency mortgage-backed securities	1,343	1,379
Total debt securities available-for-sale	$18,940	$19,660
Held-to-maturity
Due from five to ten years	$1,500	$1,501
Due after ten years	3,996	3,976
Total debt securities held-to-maturity	$5,496	$5,477